Schedule of Investments (unaudited) August 31, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
ACC Auto Trust, Series 2021-A, Class A, 1.08%, 04/15/27(a)	$68	$66,840
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	21	20,179
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 06/15/27	220	214,832
Exeter Automobile Receivables Trust, Series 2021-1A, Class C, 0.74%, 01/15/26	240	235,069
Hyundai Auto Receivables Trust, Series 2019-B, Class A3, 1.94%, 02/15/24	19	19,018
JPMorgan Chase Bank NA(a)
Series 2021-2, Class B, 0.89%, 12/26/28	166	160,165
Series 2021-3, Class B, 0.76%, 02/26/29	181	174,207
Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.75%, 02/17/26	110	108,031
Toyota Auto Receivables Owner Trust, Series 2021-B, Class A4, 0.53%, 10/15/26	200	184,829
Upstart Securitization Trust(a)
Series 2021-1, Class A, 0.87%, 03/20/31	24	24,044
Series 2021-2, Class A, 0.91%, 06/20/31	98	95,642
Series 2021-3, Class A, 0.83%, 07/20/31	65	62,729
Series 2021-4, Class A, 0.84%, 09/20/31	178	170,889
Series 2021-5, Class A, 1.31%, 11/20/31	62	59,239

Total Asset-Backed Securities — 2.3% (Cost: $1,651,688)		1,595,713

Corporate Bonds

Aerospace & Defense — 0.7%
3M Co.
2.65%, 04/15/25	75	72,680
3.05%, 04/15/30	340	302,515
4.00%, 09/14/48	30	25,295
Carlisle Cos., Inc., 2.75%, 03/01/30	100	85,771

		486,261

Automobiles — 0.2%
Cummins, Inc., 2.60%, 09/01/50	30	20,823
Wabash National Corp., 4.50%, 10/15/28(a)	100	84,968

		105,791

Banks — 1.4%
Bank of Montreal
3.70%, 06/07/25	35	34,503
2.65%, 03/08/27	20	18,610
(5 year USD Swap + 1.43%), 3.80%, 12/15/32(b)	25	22,770
Canadian Imperial Bank of Commerce, 1.00%, 10/18/24	30	28,055
Comerica, Inc., 4.00%, 02/01/29	50	48,204
HSBC USA, Inc., 3.50%, 06/23/24	100	98,988
ING Groep NV, 3.55%, 04/09/24	400	395,341
Royal Bank of Canada
0.75%, 10/07/24	90	83,940
2.25%, 11/01/24	25	24,033
SVB Financial Group, 3.50%, 01/29/25	75	73,223
Toronto-Dominion Bank, 0.30%, 06/02/23	100	97,467

		925,134

Beverages — 2.1%
Coca-Cola Co.
3.00%, 03/05/51	5	3,921
2.50%, 03/15/51	20	14,209

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC
2.13%, 10/24/24	$200	$193,461
2.00%, 04/29/30	200	170,968
2.13%, 04/29/32	550	456,790
Keurig Dr. Pepper, Inc.
4.05%, 04/15/32	10	9,329
4.50%, 04/15/52	10	8,696
PepsiCo, Inc.
2.63%, 03/19/27	80	75,989
3.00%, 10/15/27	50	48,338
3.90%, 07/18/32	440	431,176
2.88%, 10/15/49	25	19,482

		1,432,359

Biotechnology — 0.8%
Gilead Sciences, Inc., 0.75%, 09/29/23	30	28,992
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	550	434,940
2.80%, 09/15/50	150	100,810

		564,742

Building Materials(a) — 0.3%
Boise Cascade Co., 4.88%, 07/01/30	150	133,924
Louisiana-Pacific Corp., 3.63%, 03/15/29	100	81,180

		215,104

Building Products — 0.2%
Home Depot, Inc.
3.30%, 04/15/40	50	41,841
3.35%, 04/15/50	50	39,845
2.38%, 03/15/51	50	32,835

		114,521

Capital Markets — 1.3%
Ares Capital Corp.
2.15%, 07/15/26	280	243,191
2.88%, 06/15/27	80	69,687
Barings BDC, Inc., 3.30%, 11/23/26(a)	15	12,986
Canadian National Railway Co., 4.70%, 03/24/25	15	14,515
FS KKR Capital Corp.
3.40%, 01/15/26	80	72,810
2.63%, 01/15/27	125	105,807
3.13%, 10/12/28	100	81,414
Golub Capital BDC, Inc., 2.50%, 08/24/26	40	34,761
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29	75	63,790
Invesco Finance PLC, 3.75%, 01/15/26	25	24,410
LPL Holdings, Inc., 4.00%, 03/15/29(a)	185	163,803

		887,174

Chemicals — 0.3%
Celanese US Holdings LLC
5.90%, 07/05/24	35	35,265
6.17%, 07/15/27	15	15,016
6.33%, 07/15/29	20	19,936
International Flavors & Fragrances, Inc., 3.20%, 05/01/23	150	148,961

		219,178

Commercial Services & Supplies — 0.5%
AMN Healthcare, Inc., 4.00%, 04/15/29(a)	185	159,100

1

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies (continued)
ASGN, Inc., 4.63%, 05/15/28(a)	$215	$190,012
Massachusetts Institute of Technology, 3.07%, 04/01/52	12	9,689

		358,801

Communications Equipment — 0.3%
Motorola Solutions, Inc.
2.30%, 11/15/30	128	101,550
5.60%, 06/01/32	120	120,471
5.50%, 09/01/44	10	9,380

		231,401

Construction Materials — 0.2%
Carlisle Cos., Inc., 2.20%, 03/01/32	150	118,189

Consumer Discretionary — 0.6%
Quanta Services, Inc.
0.95%, 10/01/24	95	88,868
2.35%, 01/15/32	85	67,160
3.05%, 10/01/41	45	31,733
RELX Capital, Inc., 3.00%, 05/22/30	270	242,400

		430,161

Consumer Finance — 1.5%
American Express Co., 3.63%, 12/05/24	25	24,841
Automatic Data Processing, Inc.
1.70%, 05/15/28	450	403,024
1.25%, 09/01/30	200	163,976
Block Financial LLC, 3.88%, 08/15/30	170	154,567
Mastercard, Inc.
3.95%, 02/26/48	25	22,941
3.65%, 06/01/49	10	8,765
3.85%, 03/26/50	20	18,115
2.95%, 03/15/51	85	65,551
S&P Global, Inc.
2.45%, 03/01/27(a)	45	41,973
2.30%, 08/15/60	80	48,180
Visa, Inc., 3.65%, 09/15/47	48	42,398

		994,331

Diversified Financial Services — 5.4%
Bank of America Corp.
4.45%, 03/03/26	50	49,797
(3 mo. LIBOR US + 1.19%), 2.88%, 10/22/30(b)	65	56,428
(SOFR + 0.96%), 1.73%, 07/22/27(b)	255	226,275
(SOFR + 1.75%), 4.83%, 07/22/26(b)	60	60,106
(SOFR + 2.04%), 4.95%, 07/22/28(b)	55	54,950
Bank of Nova Scotia
0.65%, 07/31/24	180	168,577
1.05%, 03/02/26	400	359,556
2.70%, 08/03/26	75	70,617
Citigroup, Inc.
3.70%, 01/12/26	50	48,781
(SOFR + 0.69%), 0.78%, 10/30/24(b)	100	95,902
CME Group, Inc., 2.65%, 03/15/32	15	13,175
General Motors Co., 6.38%, 07/24/42	25	28,497
Goldman Sachs Group, Inc.
4.25%, 10/21/25	25	24,659
3.75%, 02/25/26	25	24,508
6.25%, 02/01/41	25	27,989
4.80%, 07/08/44	10	9,532
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(b)	50	46,788
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(b)	50	47,808
(SOFR + 0.61%), 0.86%, 02/12/26(b)	62	56,439

Security	Par (000)	Value

Diversified Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
(SOFR + 0.80%), 1.43%, 03/09/27(b)	$100	$88,967
HSBC Holdings PLC, (SOFR + 2.53%), 4.76%, 03/29/33(b)	200	177,853
JPMorgan Chase & Co.(b)
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27	200	194,569
(SOFR + 0.61%), 1.56%, 12/10/25	60	56,027
(SOFR + 0.70%), 1.04%, 02/04/27	115	101,258
(SOFR + 1.59%), 2.01%, 03/13/26	34	31,885
(SOFR + 1.85%), 2.08%, 04/22/26	17	15,898
(SOFR + 1.99%), 4.85%, 07/25/28	60	59,880
Lloyds Banking Group PLC, 3.75%, 01/11/27	200	190,666
Mitsubishi UFJ Financial Group, Inc.
2.53%, 09/13/23	200	197,015
3.78%, 03/02/25	100	98,893
Mizuho Financial Group, Inc., (1 year CMT + 0.75%), 1.55%, 07/09/27(b)	200	175,805
Morgan Stanley
5.00%, 11/24/25	50	50,779
3.88%, 01/27/26	75	74,156
4.38%, 01/22/47	15	13,726
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(b)	10	8,908
(SOFR + 0.53%), 0.79%, 05/30/25(b)	50	46,738
(SOFR + 0.86%), 1.51%, 07/20/27(b)	65	57,558
(SOFR + 1.43%), 2.80%, 01/25/52(b)	25	17,022
(SOFR + 4.84%), 5.60%, 03/24/51(b)	14	15,178
Nasdaq, Inc., 1.65%, 01/15/31	190	151,312
NatWest Group PLC(b)
(1 year CMT + 0.90%), 1.64%, 06/14/27	200	175,090
(1 year CMT + 2.27%), 5.52%, 09/30/28	200	200,105

		3,669,672

Diversified Telecommunication Services — 0.4%
AT&T, Inc., 1.65%, 02/01/28	35	30,067
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	80	105,467
Koninklijke KPN NV, 8.38%, 10/01/30	50	58,154
Verizon Communications, Inc.
4.33%, 09/21/28	51	50,330
2.65%, 11/20/40	25	18,045

		262,063

Electric Utilities — 0.7%
Allegion PLC, 3.50%, 10/01/29	5	4,406
Avangrid, Inc.
3.15%, 12/01/24	50	48,595
3.80%, 06/01/29	100	93,437
Consolidated Edison Co. of New York, Inc.
A, 4.13%, 05/15/49	30	26,150
C, 3.00%, 12/01/60	25	16,951
Series 20A, 3.35%, 04/01/30	50	46,942
Eversource Energy
3.45%, 01/15/50	50	39,189
Series R, 1.65%, 08/15/30	30	23,970
Exelon Corp.
4.05%, 04/15/30	75	72,128
5.10%, 06/15/45	25	24,770
PECO Energy Co., 3.00%, 09/15/49	25	18,839
San Diego Gas & Electric Co. 6.00%, 06/01/39	25	27,431

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
San Diego Gas & Electric Co. (continued) 4.15%, 05/15/48	$15	$13,455
Series UUU, 3.32%, 04/15/50	10	7,801

		464,064

Electrical Equipment — 0.5%
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	340	340,925

Electronic Equipment, Instruments & Components — 0.6%
BWX Technologies, Inc., 4.13%, 04/15/29(a)	75	66,938
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	27	22,678
Keysight Technologies, Inc., 3.00%, 10/30/29	340	296,097

		385,713

Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.
4.00%, 06/01/25	100	98,243
3.65%, 03/15/27	50	47,568
4.05%, 03/15/32	100	91,804
2.95%, 01/15/51	140	94,246
Crown Castle, Inc.
3.70%, 06/15/26	50	48,438
2.90%, 04/01/41	50	35,992
5.20%, 02/15/49	30	28,406
3.25%, 01/15/51	120	85,200
Equinix, Inc., 2.15%, 07/15/30	100	81,663
Extra Space Storage LP, 2.35%, 03/15/32	110	86,377
Iron Mountain, Inc., 4.50%, 02/15/31(a)	100	83,072
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(a)	50	44,467
Weyerhaeuser Co.
4.00%, 04/15/30	110	103,558
3.38%, 03/09/33	220	192,772

		1,121,806

Food & Staples Retailing — 0.8%
Campbell Soup Co., 4.80%, 03/15/48	20	18,608
General Mills, Inc.
4.20%, 04/17/28	130	129,291
2.25%, 10/14/31	240	198,636
3.00%, 02/01/51	60	43,787
Kellogg Co., 3.25%, 04/01/26	50	48,516
McCormick & Co., Inc., 3.40%, 08/15/27	80	77,147

		515,985

Food Products — 0.1%
Bunge Ltd. Finance Corp., 3.75%, 09/25/27	100	96,850

Health Care Equipment & Supplies — 0.0%
DH Europe Finance II Sarl, 3.40%, 11/15/49	15	12,127

Health Care Providers & Services — 0.6%
Allina Health System, Series 2021, 2.90%, 11/15/51	10	7,216
AmerisourceBergen Corp.
2.70%, 03/15/31	13	11,067
4.30%, 12/15/47	8	7,137
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	4	2,864
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	7	4,897
Cardinal Health, Inc., 3.50%, 11/15/24	100	99,258
DaVita, Inc., 4.63%, 06/01/30(a)	100	80,504

Security	Par (000)	Value

Health Care Providers & Services (continued)
Elevance Health, Inc., 2.38%, 01/15/25	$25	$23,979
HCA, Inc., 5.25%, 06/15/26	5	5,025
Humana, Inc., 3.70%, 03/23/29	20	18,885
Kaiser Foundation Hospitals, 2021, 3.00%, 06/01/51	7	5,197
Molina Healthcare, Inc., 3.88%, 11/15/30(a)	50	43,278
UnitedHealth Group, Inc.
4.45%, 12/15/48	45	42,747
3.13%, 05/15/60	50	36,538
WakeMed, Series A, 3.29%, 10/01/52	6	4,491

		393,083

Health Care Technology — 0.0%
Catalent Pharma Solutions, Inc., 3.13%, 02/15/29(a)	25	20,726

Household Products — 0.0%
Blackstone Private Credit Fund, 3.25%, 08/15/32	5	4,728

Insurance — 1.3%
Alleghany Corp., 3.25%, 08/15/51	60	45,365
Athene Holding Ltd., 4.13%, 01/12/28	20	18,751
AXA SA, 8.60%, 12/15/30	116	144,420
Berkshire Hathaway Finance Corp., 3.85%, 03/15/52	5	4,314
Hanover Insurance Group, Inc., 4.50%, 04/15/26	200	198,426
Marsh & McLennan Cos., Inc.
3.30%, 03/14/23	50	49,841
3.50%, 03/10/25	50	49,216
4.75%, 03/15/39	30	29,210
4.20%, 03/01/48	220	195,143
MetLife, Inc., Series D, 4.37%, 09/15/23	70	70,364
Progressive Corp., 3.95%, 03/26/50	70	61,836
Travelers Cos., Inc., 3.75%, 05/15/46	25	21,581
Willis North America, Inc., 3.88%, 09/15/49	25	19,363

		907,830

Interactive Media & Services — 0.4%
Alphabet, Inc.
2.00%, 08/15/26	75	70,610
1.90%, 08/15/40	100	70,518
2.05%, 08/15/50	30	19,770
Cogent Communications Group, Inc., 7.00%, 06/15/27(a)	100	95,569

		256,467

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
2.88%, 05/12/41	20	15,956
3.10%, 05/12/51	20	15,583
3.25%, 05/12/61	20	15,188
Genuine Parts Co., 1.75%, 02/01/25	55	51,700

		98,427

Internet Software & Services — 0.1%
VeriSign, Inc., 2.70%, 06/15/31	55	45,135

IT Services — 0.8%
Fiserv, Inc., 3.50%, 07/01/29	25	22,892
Gartner, Inc., 4.50%, 07/01/28(a)	150	138,442
International Business Machines Corp.
4.00%, 07/27/25	135	134,762
4.40%, 07/27/32	165	162,111
5.60%, 11/30/39	50	52,410

3

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
Verisk Analytics, Inc.
4.13%, 09/12/22	$25	$25,003
3.63%, 05/15/50	30	23,151

		558,771

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.
2.75%, 09/15/29	100	87,687
2.30%, 03/12/31	360	296,182

		383,869

Machinery — 0.3%
IDEX Corp.
3.00%, 05/01/30	50	44,018
2.63%, 06/15/31	152	128,628
John Deere Capital Corp., 3.40%, 06/06/25	25	24,752
Snap-on, Inc., 4.10%, 03/01/48	15	13,662

		211,060

Media — 0.5%
FactSet Research Systems, Inc.
2.90%, 03/01/27	80	75,171
3.45%, 03/01/32	40	34,963
Thomson Reuters Corp., 3.35%, 05/15/26	200	193,774

		303,908

Metals & Mining — 0.6%
Mineral Resources Ltd., 8.50%, 05/01/30(a)	100	100,732
Nucor Corp., 3.13%, 04/01/32	10	8,803
Reliance Steel & Aluminum Co., 2.15%, 08/15/30	200	160,466
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51	55	39,699
Steel Dynamics, Inc., 3.45%, 04/15/30	100	88,863

		398,563

Multi-Utilities — 0.0%
Southern California Gas Co., Series UU, 4.13%, 06/01/48	30	25,885

Offshore Drilling & Other Services — 0.3%
Applied Materials, Inc., 2.75%, 06/01/50	50	37,217
Entegris Escrow Corp., 5.95%, 06/15/30(a)	100	94,883
Lam Research Corp., 3.75%, 03/15/26	100	99,596

		231,696

Oil, Gas & Consumable Fuels — 1.4%
CGG SA, 8.75%, 04/01/27(a)	100	88,521
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	90	89,823
3.70%, 11/15/29	370	340,023
Cheniere Energy, Inc., 4.63%, 10/15/28	75	72,267
Chevron Corp., 3.08%, 05/11/50	20	15,917
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 02/01/29(a)	75	69,281
EQT Corp., 7.00%, 02/01/30	20	21,402
Kinder Morgan, Inc., 4.80%, 02/01/33	20	19,258
MPLX LP
5.50%, 02/15/49	20	19,042
4.95%, 03/14/52	40	35,279
4.90%, 04/15/58	15	12,560
ONEOK, Inc.
4.45%, 09/01/49	40	32,012
7.15%, 01/15/51	30	31,882

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
TotalEnergies Capital International SA, 3.39%, 06/29/60	$10	$7,697
Western Midstream Operating LP, 4.30%, 02/01/30	70	63,175

		918,139

Personal Products — 0.0%
Procter & Gamble Co., 3.60%, 03/25/50	30	27,571

Pharmaceuticals — 1.0%
AbbVie, Inc.
4.40%, 11/06/42	5	4,523
4.70%, 05/14/45	5	4,657
4.25%, 11/21/49	30	26,381
AstraZeneca PLC, 3.38%, 11/16/25	50	49,082
Bristol-Myers Squibb Co., 3.90%, 03/15/62	5	4,196
CVS Health Corp.
4.78%, 03/25/38	50	47,528
5.13%, 07/20/45	10	9,591
Jazz Securities DAC, 4.38%, 01/15/29(a)	100	90,174
Merck & Co., Inc., 3.60%, 09/15/42	50	43,227
Novartis Capital Corp., 2.75%, 08/14/50	15	11,398
Zoetis, Inc.
3.25%, 02/01/23	70	69,927
4.50%, 11/13/25	100	101,224
2.00%, 05/15/30	180	151,224
3.00%, 05/15/50	100	73,509

		686,641

Real Estate Management & Development — 0.8%
CBRE Services, Inc.
4.88%, 03/01/26	30	30,199
2.50%, 04/01/31	620	497,681

		527,880

Road & Rail — 0.1%
Colgate-Palmolive Co., 4.40%, 08/05/52	20	19,138
Union Pacific Corp.
3.25%, 02/05/50	5	3,936
2.97%, 09/16/62	20	13,769

		36,843

Semiconductors & Semiconductor Equipment — 1.0%
Broadcom, Inc.
4.15%, 04/15/32(a)	140	125,135
4.30%, 11/15/32	100	90,029
Hubbell, Inc., 3.50%, 02/15/28	35	33,399
Maxim Integrated Products, Inc., 3.45%, 06/15/27	50	48,014
NVIDIA Corp.
3.20%, 09/16/26	100	98,401
2.85%, 04/01/30	25	22,556
3.50%, 04/01/50	160	132,496
ON Semiconductor Corp., 3.88%, 09/01/28(a)	100	89,180
Texas Instruments, Inc.
1.75%, 05/04/30	23	19,577
2.70%, 09/15/51	40	29,845
4.10%, 08/16/52	5	4,777

		693,409

Software — 1.1%
Electronic Arts, Inc., 2.95%, 02/15/51	20	14,543
Intuit, Inc., 1.65%, 07/15/30	2	1,647
Microsoft Corp.
2.53%, 06/01/50	25	18,196
2.92%, 03/17/52	50	39,332

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Microsoft Corp. (continued)
2.68%, 06/01/60	$50	$35,507
Oracle Corp., 3.95%, 03/25/51	100	71,826
Roper Technologies, Inc., 2.95%, 09/15/29	25	22,022
ServiceNow, Inc., 1.40%, 09/01/30	100	78,383
VMware, Inc.
1.80%, 08/15/28	430	357,535
2.20%, 08/15/31	110	85,758

		724,749

Technology Hardware, Storage & Peripherals — 2.2%
Adobe, Inc.
2.15%, 02/01/27	870	815,272
2.30%, 02/01/30	75	66,683
Apple, Inc.
2.70%, 08/05/51	40	29,342
3.95%, 08/08/52	20	18,456
2.55%, 08/20/60	5	3,397
2.85%, 08/05/61	20	14,200
4.10%, 08/08/62	15	13,774
Dell International LLC/EMC Corp., 5.45%, 06/15/23	7	7,072
HP, Inc.
1.45%, 06/17/26	95	84,883
4.00%, 04/15/29	140	131,144
3.40%, 06/17/30	100	86,884
2.65%, 06/17/31	222	176,623
6.00%, 09/15/41	16	15,482

		1,463,212

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc.
2.75%, 03/27/27	100	95,570
3.25%, 03/27/40	20	16,954

		112,524

Transportation Infrastructure — 0.1%
United Parcel Service, Inc., 5.30%, 04/01/50	70	77,967

Wireless Telecommunication Services — 0.8%
Crown Castle, Inc., 1.35%, 07/15/25	55	50,399
Rogers Communications, Inc.(a)
3.20%, 03/15/27	30	28,543
3.80%, 03/15/32	35	31,945
4.50%, 03/15/42	40	35,338
4.55%, 03/15/52	20	17,555
T-Mobile USA, Inc., 2.70%, 03/15/32	330	274,901
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(a)	150	114,282

		552,963

Total Corporate Bonds — 34.9% (Cost: $26,388,845)		23,614,398

Foreign Agency Obligations

Mexico — 0.1%
Mexico Government International Bond, 5.55%, 01/21/45	80	75,065

Security	Par (000)	Value

Panama — 0.0%
Panama Government International Bond, 9.38%, 04/01/29	$25	$30,487

Uruguay — 0.2%
Uruguay Government International Bond
4.38%, 10/27/27	25	25,606
4.38%, 01/23/31	50	50,978
4.98%, 04/20/55	30	30,053

		106,637

Total Foreign Agency Obligations — 0.3% (Cost: $246,806)		212,189

Municipal Bonds

California — 0.2%
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	35	25,878
California State University, Refunding RB, Series B, Class B, 2.72%, 11/01/52	20	14,832
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	25	30,468
Santa Clara Valley Transportation Authority, RB, BAB, 5.88%, 04/01/32	15	16,179
State of California, GO, BAB, 7.30%, 10/01/39	50	63,588

		150,945

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB,
Series A, Class A, Senior Lien, 4.81%, 10/01/2114	15	14,267

Illinois — 0.0%
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	10	8,423

Michigan — 0.1%
University of Michigan, RB, Series B, 3.50%, 04/01/52	9	7,684
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	14	12,725

		20,409

New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority, Refunding RB, 4.13%, 06/15/42	25	21,551
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	10	12,701

		34,252

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	20	15,208

Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	50	50,091

Texas — 0.0%
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	10	7,588

5

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 0.0%
University of Virginia, Refunding RB, Series U, 2.58%, 11/01/51	$20	$13,720

Total Municipal Bonds — 0.5% (Cost: $385,587)		314,903

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(b) — 4.9%
Connecticut Avenue Securities Trust(a)
2019, Class 1M2, (1 mo. LIBOR US + 2.30%), 4.74%, 08/25/31	35	34,836
2020, Class 2M2, (1 mo. LIBOR US + 2.00%), 4.44%, 01/25/40	409	410,209
2020, Class M1, (30 day SOFR + 2.95%), 5.16%, 06/25/42	144	145,680
20A, Class 1M2, (1 mo. LIBOR US + 2.05%), 4.49%, 01/25/40	227	222,700
A, Class 1M2, (1 mo. LIBOR US + 2.40%), 4.84%, 04/25/31	42	41,274
C, Class 2M2, (1 mo. LIBOR US + 2.10%), 4.54%, 09/25/39	12	11,781
Fannie Mae Connecticut Avenue Securities
2020, Class 2M1, (30 day SOFR + 0.90%), 3.08%, 11/25/41(a)	100	98,529
Series 2017-C07, Class 2M2, (1 mo. LIBOR US + 2.50%), 4.94%, 05/25/30	315	319,936
Series 2018-C02, Class 2M2, (1 mo. LIBOR US + 2.20%), 4.64%, 08/25/30	155	155,109
Freddie Mac STACR REMIC Trust(a)
Class A, (30 day SOFR + 2.95%), 5.13%, 06/25/42	234	239,544
Series 2020-DNA1, Class M2, (1 mo. LIBOR US + 1.70%), 4.14%, 01/25/50	66	65,904
Series 2020-HQA2, Class M2, (1 mo. LIBOR US + 3.10%), 5.54%, 03/25/50	136	138,714
Series 2020-HQA4, Class M2, (1 mo. LIBOR US + 3.15%), 5.59%, 09/25/50	47	47,227
Series 2021-DNA3, Class M1, (30 day SOFR + 0.75%), 2.93%, 10/25/33	114	113,739
Series 2021-DNA3, Class M2, (30 day SOFR + 2.10%), 4.28%, 10/25/33	170	164,876
Series 2021-DNA5, Class M2, (30 day SOFR + 1.65%), 3.83%, 01/25/34	161	160,125
Series 2021-DNA6, Class M1, (30 day SOFR + 0.80%), 2.98%, 10/25/41	250	247,500
Series 2021-HQA2, Class M1, (30 day SOFR + 0.70%), 2.88%, 12/25/33	97	96,143
Series 2022-HQA1, Class M1A, (30 day SOFR + 2.10%), 4.28%, 03/25/42	309	309,650
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN2, Class M3, (1 mo. LIBOR US + 3.60%), 6.04%, 04/25/24	230	233,448
Series 2021-DNA2, Class M1, (30 day SOFR + 0.80%), 2.98%, 08/25/33(a)	38	37,999

		3,294,923

Commercial Mortgage-Backed Securities — 0.4%
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.18%, 05/13/53	200	168,937

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2015- C31, Class A5, 3.70%, 11/15/48	$45	$43,786
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class A5, 3.34%, 06/15/46	62	61,619
Series 2013-C15, Class A4, 4.15%, 08/15/46(b)	20	19,893

		294,235

Mortgage-Backed Securities — 0.0%
Freddie Mac STACR REMIC Trust, Series 2021-HQA1, Class M1, (30 day SOFR + 0.70%), 2.88%, 08/25/33(a)(b)	35	34,507

Total Non-Agency Mortgage-Backed Securities — 5.3% (Cost: $3,665,336)		3,623,665

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.2%
Freddie Mac Mortgage-Backed Securities
2.00%, 10/01/50	64	55,218
4.00%, 06/01/52	74	72,411

		127,629

Mortgage-Backed Securities — 33.4%
Fannie Mae, Series 2018-M4, Class A2, 3.16%, 03/25/28(b)	226	218,690
Freddie Mac Mortgage-Backed Securities
3.00%, 05/01/29 - 06/01/47	279	267,478
1.50%, 09/19/37(c)	193	173,253
3.50%, 09/19/37 - 06/01/49(c)	403	391,954
4.00%, 02/01/47 - 01/01/48	63	63,099
Freddie Mac Multifamily Structured Pass Through Certificates, Series KSG1, Class A2, 1.50%, 09/25/30	120	101,280
Ginnie Mae Mortgage-Backed Securities(c)
3.00%, 05/20/45 - 09/21/52	1,207	1,138,063
3.50%, 09/20/45 - 09/21/52	1,610	1,564,395
4.00%, 03/20/46 - 09/21/52	477	472,945
2.50%, 12/20/46 - 09/21/52	1,910	1,747,976
4.50%, 07/20/47 - 09/21/52	873	873,421
2.00%, 10/20/51 - 09/21/52	1,094	968,331
1.50%, 09/21/52	75	63,564
5.00%, 09/21/52	1,400	1,418,484
Uniform Mortgage-Backed Securities
3.00%, 03/01/30 - 09/14/52(c)	1,767	1,654,842
2.50%, 04/01/32 - 09/14/52(c)	3,123	2,825,959
4.00%, 05/01/33 - 09/14/52(c)	2,320	2,275,092
3.50%, 02/01/34 - 09/14/52(c)	391	377,749
2.00%, 12/01/35 - 09/14/52(c)	5,693	4,982,840
1.50%, 03/01/36 - 09/14/52(c)	746	635,295
5.00%, 03/01/41	202	209,650
4.50%, 02/01/48 - 04/01/49	164	165,297
5.50%, 09/14/52(c)	50	51,125

		22,640,782

Total U.S. Government Sponsored Agency Securities — 33.6% (Cost: $24,487,554)		22,768,411

U.S. Treasury Obligations
U.S. Treasury Bonds
6.25%, 08/15/23	500	513,437
7.50%, 11/15/24	200	216,938

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued)
6.00%, 02/15/26	$100	$108,066
3.63%, 02/15/44	600	601,805
3.38%, 11/15/48	625	619,019
2.88%, 05/15/49	275	250,100
1.25%, 05/15/50	150	92,748
U.S. Treasury Notes
2.25%, 03/31/24	3,700	3,629,035
2.00%, 06/30/24	1,200	1,169,062
2.38%, 08/15/24	200	195,891
0.75%, 08/31/26	6,200	5,580,484
0.63%, 05/15/30	500	412,148

Total U.S. Treasury Obligations — 19.8% (Cost: $13,915,575)		13,388,733

Total Long-Term Investments — 96.7% (Cost: $70,741,391)		65,518,012

	Shares

Short-Term Securities

Money Market Funds — 15.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%(d)(e)	10,427,029	10,427,029

Total Short-Term Securities — 15.4% (Cost: $10,427,029)		10,427,029

Total Investments Before TBA Sale Commitments — 112.1% (Cost: $81,168,420)		75,945,041

Security	Par (000)	Value

TBA Sale Commitments(c)

Mortgage-Backed Securities — (4.8)%
Ginnie Mae Mortgage-Backed Securities
2.50%, 09/21/52	$(25)	$(22,778)
3.00%, 09/21/52	(100)	(93,855)
Uniform Mortgage-Backed Securities
2.00%, 09/14/52	(89)	(76,559)
2.50%, 09/14/52	(1,025)	(915,133)
3.50%, 09/14/52	(244)	(232,467)
4.00%, 09/14/52	(74)	(72,225)
4.50%, 09/14/52	(460)	(457,197)
5.00%, 09/15/52	(1,369)	(1,381,514)

Total TBA Sale Commitments — (4.8)% (Proceeds: $(3,307,651))		(3,251,728)

Total Investments, Net of TBA Sale Commitments — 107.3% (Cost: $77,860,769)		72,693,313

Liabilities in Excess of Other Assets — (7.3)%		(4,943,879)

Net Assets — 100.0%		$67,749,434

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Represents or includes a TBA transaction.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$3,186,359	$7,240,670	(a)	$—	$—	$—	$10,427,029	10,427,029	$25,554	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year Australian Treasury Bonds	1	09/15/22	$82	$94
10-Year U.S. Treasury Note	54	12/20/22	6,297	(49,413)
U.S. Long Bond	31	12/20/22	4,201	(14,015)

7

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts (continued)
Ultra U.S. Treasury Bond	17	12/20/22	$2,531	$5,358
2-Year U.S. Treasury Note	10	12/30/22	2,082	(4,888)
5-Year U.S. Treasury Note	24	12/30/22	2,656	(10,808)

				(73,672)

Short Contracts
Euro BTP	1	09/08/22	120	4,754
Euro Bund	4	09/08/22	595	20,457
Euro OAT	5	09/08/22	694	17,684
10-Year Canadian Bond	5	12/19/22	474	623
10-Year U.S. Ultra Long Treasury Note	4	12/20/22	499	3,581
Long Gilt	19	12/28/22	2,382	37,274

				84,373

				$10,701

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	6,933	AUD	10,000	Bank of America N.A.	09/15/22	$89
USD	27,889	AUD	40,000	Bank of America N.A.	09/15/22	514
USD	6,993	AUD	10,000	HSBC Bank USA N.A.	09/15/22	149
USD	20,975	AUD	30,000	HSBC Bank USA N.A.	09/15/22	444
USD	28,167	AUD	40,000	HSBC Bank USA N.A.	09/15/22	792
USD	6,934	AUD	10,000	Morgan Stanley & Co. International PLC	09/15/22	91
USD	6,978	AUD	10,000	Morgan Stanley & Co. International PLC	09/15/22	135
USD	13,861	AUD	20,000	Morgan Stanley & Co. International PLC	09/15/22	173
USD	7,670	CAD	10,000	Deutsche Bank AG	09/15/22	56
USD	7,729	CAD	10,000	Deutsche Bank AG	09/15/22	115
USD	7,828	CAD	10,000	Goldman Sachs International	09/15/22	214
USD	7,779	CAD	10,000	Morgan Stanley & Co. International PLC	09/15/22	166
USD	15,421	CAD	20,000	Morgan Stanley & Co. International PLC	09/15/22	194
USD	15,426	CAD	20,000	Morgan Stanley & Co. International PLC	09/15/22	199
USD	10,153	EUR	10,000	Deutsche Bank AG	09/15/22	95
USD	10,217	EUR	10,000	JPMorgan Chase Bank N.A.	09/15/22	159
USD	12,208	GBP	10,000	Bank of America N.A.	09/15/22	588
USD	24,645	GBP	20,000	Deutsche Bank AG	09/15/22	1,405
USD	11,927	GBP	10,000	Morgan Stanley & Co. International PLC	09/15/22	307
USD	11,945	GBP	10,000	Morgan Stanley & Co. International PLC	09/15/22	325
USD	12,222	GBP	10,000	Morgan Stanley & Co. International PLC	09/15/22	602
USD	24,668	GBP	20,000	Societe Generale	09/15/22	1,428
USD	5,108	HKD	40,000	HSBC Bank USA N.A.	09/15/22	10
USD	282,188	AUD	400,000	Bank of America N.A.	09/21/22	8,409
USD	23,440	CAD	30,000	Bank of America N.A.	09/21/22	601
USD	401,909	EUR	380,000	Bank of America N.A.	09/21/22	19,552
USD	49,403	GBP	40,000	Bank of America N.A.	09/21/22	2,919
USD	20,433	HKD	160,000	Bank of America N.A.	09/21/22	38
USD	74,047	SEK	740,000	Bank of America N.A.	09/21/22	4,565
USD	57,699	SGD	80,000	Bank of America N.A.	09/21/22	448

						44,782

USD	10,233	CHF	10,000	Morgan Stanley & Co. International PLC	09/15/22	(7)
AUD	232,505	USD	164,025	Bank of America N.A.	09/21/22	(4,888)
AUD	118,215	USD	82,225	BNP Paribas SA	09/21/22	(1,313)
AUD	197,092	USD	136,813	Morgan Stanley & Co. International PLC	09/21/22	(1,913)

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	288,540	USD	305,176	Bank of America N.A.	09/21/22	$(14,846)
GBP	104,715	USD	128,075	BNP Paribas SA	09/21/22	(6,385)

						(29,352)

						$15,430

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.38.V2	5.00%	Quarterly	06/20/27	USD 2,782	$6,482	$25,623	$(19,141)
CDX.NA.IG.38.V1	1.00	Quarterly	06/20/27	USD 4,100	(21,951)	(16,937)	(5,014)

					$(15,469)	$8,686	$(24,155)

Centrally Cleared Interest Rate Swaps

				Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency

1.24%	Annual	6-Month EURIBOR, 1.20%	Semi- Annual	09/08/22	(a)	09/09/24	EUR	5,270	$97,605	$3,141	$94,464
1.27%	Annual	6-Month EURIBOR, 1.20%	Semi- Annual	09/08/22	(a)	09/09/24	EUR	5,140	92,422	(3,069)	95,491
1.28%	Annual	6-Month EURIBOR, 1.20%	Semi- Annual	09/08/22	(a)	09/09/24	EUR	5,180	92,145	(16,708)	108,853
1.53%	Annual	6-Month EURIBOR, 1.20%	Semi- Annual	09/08/22	(a)	09/09/24	EUR	5,350	68,926	(31,070)	99,996
1-Day SONIA, 1.69%	Annual	2.60%	Annual	09/08/22	(a)	09/09/24	GBP	11,730	(336,677)	(31,454)	(305,223)
2.15%	Annual	6-Month EURIBOR, 1.20%	Semi- Annual	09/21/22	(a)	09/22/25	EUR	120	261	1	260
6-Month EURIBOR, 1.20%	Semi- Annual	2.17%	Annual	09/21/22	(a)	09/22/25	EUR	120	(217)	(253)	36
1-Day SOFR, 2.32%	Annual	2.85%	Annual	09/21/22	(a)	09/22/25	USD	360	(5,411)	4	(5,415)
1-Day SONIA, 1.69%	Annual	3.10%	Annual	09/21/22	(a)	09/22/25	GBP	110	(2,268)	443	(2,711)
1-Day SONIA, 1.69%	Annual	3.12%	Annual	09/21/22	(a)	09/22/25	GBP	200	(4,016)	(92)	(3,924)
3.32%	Annual	1-Day SOFR, 2.32%	Annual	09/21/22	(a)	09/22/25	USD	120	182	1	181
1-Day SOFR, 2.32%	Annual	3.32%	Annual	09/21/22	(a)	09/22/25	USD	120	(202)	(79)	(123)
3.40%	Quarterly	3-Month BBSW, 2.46%	Quarterly	09/21/22	(a)	09/22/25	AUD	680	3,957	5	3,952
		3-Month Canada Bank
3.89%	Semi- Annual	Acceptance, 3.83%	Semi- Annual	09/21/22	(a)	09/22/25	CAD	770	891	2,531	(1,640)
		3-Month Canada Bank
3.91%	Semi- Annual	Acceptance, 3.83%	Semi- Annual	09/21/22	(a)	09/22/25	CAD	170	108	30	78
6-Month EURIBOR, 1.20%	Semi- Annual	1.45%	Annual	09/08/22	(a)	09/08/27	EUR	2,100	(81,093)	(60)	(81,033)
6-Month EURIBOR, 1.20%	Semi- Annual	1.45%	Annual	09/08/22	(a)	09/08/27	EUR	2,090	(81,195)	5,041	(86,236)
6-Month EURIBOR, 1.20%	Semi- Annual	1.46%	Annual	09/08/22	(a)	09/08/27	EUR	2,120	(80,987)	15,120	(96,107)
6-Month EURIBOR, 1.20%	Semi- Annual	1.80%	Annual	09/08/22	(a)	09/08/27	EUR	2,360	(52,660)	40,928	(93,588)
2.39%	Annual	1-Day SONIA, 1.69%	Annual	09/08/22	(a)	09/08/27	GBP	8,967	456,322	61,448	394,874
2.78%	Annual	1-Day SOFR, 2.32%	Annual	09/08/22	(a)	09/08/27	USD	4,330	65,549	16,487	49,062
8.26%	Monthly	1-Month MXIBOR, 8.82%	Monthly	09/21/22	(a)	09/15/27	MXN	450	524	—	524
8.70%	Monthly	1-Month MXIBOR, 8.82%	Monthly	09/21/22	(a)	09/15/27	MXN	870	262	—	262
8.71%	Monthly	1-Month MXIBOR, 8.82%	Monthly	09/21/22	(a)	09/15/27	MXN	1,000	282	—	282
9.07%	Monthly	1-Month MXIBOR, 8.82%	Monthly	09/21/22	(a)	09/15/27	MXN	980	(424)	—	(424)
9.08%	Monthly	1-Month MXIBOR, 8.82%	Monthly	09/21/22	(a)	09/15/27	MXN	1,320	(596)	1	(597)
9.18%	Monthly	1-Month MXIBOR, 8.82%	Monthly	09/21/22	(a)	09/15/27	MXN	1,030	(670)	—	(670)
9.51%	Monthly	1-Month MXIBOR, 8.82%	Monthly	09/21/22	(a)	09/15/27	MXN	910	(1,187)	—	(1,187)
6-Month EURIBOR, 1.20%	Semi- Annual	1.05%	Annual	09/21/22	(a)	09/21/27	EUR	30	(1,746)	(72)	(1,674)
6-Month EURIBOR, 1.20%	Semi- Annual	1.26%	Annual	09/21/22	(a)	09/21/27	EUR	50	(2,396)	(139)	(2,257)
6-Month EURIBOR, 1.20%	Semi- Annual	1.30%	Annual	09/21/22	(a)	09/21/27	EUR	30	(1,382)	—	(1,382)
1-Day SSARON, (0.20%)	Annual	1.37%	Annual	09/21/22	(a)	09/21/27	CHF	80	(124)	1	(125)
1-Day SSARON, (0.20%)	Annual	1.40%	Annual	09/21/22	(a)	09/21/27	CHF	80	(32)	1	(33)
6-Month EURIBOR, 1.20%	Semi- Annual	1.51%	Annual	09/21/22	(a)	09/21/27	EUR	20	(729)	52	(781)
6-Month EURIBOR, 1.20%	Semi- Annual	1.51%	Annual	09/21/22	(a)	09/21/27	EUR	50	(1,809)	1	(1,810)
6-Month EURIBOR, 1.20%	Semi- Annual	1.52%	Annual	09/21/22	(a)	09/21/27	EUR	50	(1,799)	1	(1,800)

9

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

				Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency

6-Month EURIBOR, 1.20%	Semi- Annual	1.54%	Annual	09/21/22	(a)	09/21/27	EUR	70	$(2,448)	$1	$(2,449)
6-Month EURIBOR, 1.20%	Semi- Annual	1.58%	Annual	09/21/22	(a)	09/21/27	EUR	30	(993)	—	(993)
6-Month EURIBOR, 1.20%	Semi- Annual	1.58%	Annual	09/21/22	(a)	09/21/27	EUR	60	(1,965)	1	(1,966)
6-Month EURIBOR, 1.20%	Semi- Annual	1.61%	Annual	09/21/22	(a)	09/21/27	EUR	50	(1,579)	1	(1,580)
6-Month EURIBOR, 1.20%	Semi- Annual	1.70%	Annual	09/21/22	(a)	09/21/27	EUR	40	(1,088)	—	(1,088)
6-Month EURIBOR, 1.20%	Semi- Annual	1.72%	Annual	09/21/22	(a)	09/21/27	EUR	40	(1,052)	—	(1,052)
6-Month EURIBOR, 1.20%	Semi- Annual	1.76%	Annual	09/21/22	(a)	09/21/27	EUR	70	(1,702)	280	(1,982)
6-Month EURIBOR, 1.20%	Semi- Annual	1.78%	Annual	09/21/22	(a)	09/21/27	EUR	20	(472)	—	(472)
6-Month EURIBOR, 1.20%	Semi- Annual	1.80%	Annual	09/21/22	(a)	09/21/27	EUR	60	(1,341)	1	(1,342)
6-Month EURIBOR, 1.20%	Semi- Annual	1.97%	Annual	09/21/22	(a)	09/21/27	EUR	30	(432)	—	(432)
6-Month EURIBOR, 1.20%	Semi- Annual	2.00%	Annual	09/21/22	(a)	09/21/27	EUR	50	(665)	1	(666)
2.25%	Quarterly	1-Day THOR, 3.40%	Quarterly	09/21/22	(a)	09/21/27	THB	670	42	—	42
2.32%	Annual	3-Month STIBOR, 1.29%	Quarterly	09/21/22	(a)	09/21/27	SEK	510	1,459	120	1,339
6-Month EURIBOR, 1.20%	Semi- Annual	2.34%	Annual	09/21/22	(a)	09/21/27	EUR	40	112	—	112
6-Month EURIBOR, 1.20%	Semi- Annual	2.37%	Annual	09/21/22	(a)	09/21/27	EUR	40	182	—	182
1-Day SONIA, 1.69%	Annual	2.38%	Annual	09/21/22	(a)	09/21/27	GBP	30	(1,560)	—	(1,560)
1-Day SONIA, 1.69%	Annual	2.48%	Annual	09/21/22	(a)	09/21/27	GBP	40	(1,860)	288	(2,148)
1-Day SONIA, 1.69%	Annual	2.49%	Annual	09/21/22	(a)	09/21/27	GBP	30	(1,386)	—	(1,386)
1-Day SONIA, 1.69%	Annual	2.51%	Annual	09/21/22	(a)	09/21/27	GBP	30	(1,359)	—	(1,359)
2.51%	Annual	3-Month STIBOR, 1.29%	Quarterly	09/21/22	(a)	09/21/27	SEK	540	1,086	1	1,085
1-Day SONIA, 1.69%	Annual	2.53%	Annual	09/21/22	(a)	09/21/27	GBP	40	(1,756)	1	(1,757)
2.54%	Semi- Annual	1-Day SORA, 2.31%	Semi- Annual	09/21/22	(a)	09/21/27	SGD	75	965	1	964
2.54%	Semi- Annual	1-Day SORA, 2.31%	Semi- Annual	09/21/22	(a)	09/21/27	SGD	75	962	1	961
2.54%	Annual	3-Month STIBOR, 1.29%	Quarterly	09/21/22	(a)	09/21/27	SEK	400	765	—	765
1-Day SONIA, 1.69%	Annual	2.60%	Annual	09/21/22	(a)	09/21/27	GBP	60	(2,407)	1	(2,408)
1-Day SONIA, 1.69%	Annual	2.61%	Annual	09/21/22	(a)	09/21/27	GBP	20	(796)	—	(796)
2.64%	Semi- Annual	1-Day SORA, 2.31%	Semi- Annual	09/21/22	(a)	09/21/27	SGD	40	381	—	381
2.65%	Semi- Annual	1-Day SORA, 2.31%	Semi- Annual	09/21/22	(a)	09/21/27	SGD	65	597	1	596
2.67%	Semi- Annual	1-Day SORA, 2.31%	Semi- Annual	09/21/22	(a)	09/21/27	SGD	120	1,026	1	1,025
2.69%	Semi- Annual	1-Day SORA, 2.31%	Semi- Annual	09/21/22	(a)	09/21/27	SGD	30	241	—	241
2.73%	Semi- Annual	1-Day SORA, 2.31%	Semi- Annual	09/21/22	(a)	09/21/27	SGD	50	336	—	336
2.74%	Semi- Annual	1-Day SORA, 2.31%	Semi- Annual	09/21/22	(a)	09/21/27	SGD	46	290	—	290
2.74%	Semi- Annual	1-Day SORA, 2.31%	Semi- Annual	09/21/22	(a)	09/21/27	SGD	34	209	—	209
2.81%	Semi- Annual	1-Day SORA, 2.31%	Semi- Annual	09/21/22	(a)	09/21/27	SGD	50	194	—	194
3-Month HIBOR, 2.65%	Quarterly	2.97%	Quarterly	09/21/22	(a)	09/21/27	HKD	158	(435)	—	(435)
3-Month HIBOR, 2.65%	Quarterly	2.99%	Quarterly	09/21/22	(a)	09/21/27	HKD	192	(503)	—	(503)
3-Month HIBOR, 2.65%	Quarterly	3.02%	Quarterly	09/21/22	(a)	09/21/27	HKD	270	(659)	—	(659)
3-Month HIBOR, 2.65%	Quarterly	3.04%	Quarterly	09/21/22	(a)	09/21/27	HKD	270	(627)	—	(627)
3-Month HIBOR, 2.65%	Quarterly	3.08%	Quarterly	09/21/22	(a)	09/21/27	HKD	235	(493)	—	(493)
3-Month HIBOR, 2.65%	Quarterly	3.09%	Quarterly	09/21/22	(a)	09/21/27	HKD	255	(512)	—	(512)
3-Month HIBOR, 2.65%	Quarterly	3.10%	Quarterly	09/21/22	(a)	09/21/27	HKD	235	(470)	—	(470)
1-Day SOFR, 2.32%	Annual	3.11%	Annual	09/21/22	(a)	09/21/27	USD	100	(44)	1	(45)
3-Month HIBOR, 2.65%	Quarterly	3.13%	Quarterly	09/21/22	(a)	09/21/27	HKD	340	(610)	—	(610)
		3-Month Canada Bank
3.18%	Semi- Annual	Acceptance, 3.83%	Semi- Annual	09/21/22	(a)	09/21/27	CAD	40	653	—	653
		3-Month Canada Bank
3.19%	Semi- Annual	Acceptance, 3.83%	Semi- Annual	09/21/22	(a)	09/21/27	CAD	40	641	—	641
		3-Month Canada Bank
3.20%	Semi- Annual	Acceptance, 3.83%	Semi- Annual	09/21/22	(a)	09/21/27	CAD	90	1,392	1	1,391
		3-Month Canada Bank
3.21%	Semi- Annual	Acceptance, 3.83%	Semi- Annual	09/21/22	(a)	09/21/27	CAD	50	754	—	754
		3-Month Canada Bank
3.22%	Semi- Annual	Acceptance, 3.83%	Semi- Annual	09/21/22	(a)	09/21/27	CAD	70	1,044	1	1,043
		3-Month Canada Bank
3.26%	Semi- Annual	Acceptance, 3.83%	Semi- Annual	09/21/22	(a)	09/21/27	CAD	80	1,071	1	1,070
		3-Month Canada Bank
3.26%	Semi- Annual	Acceptance, 3.83%	Semi- Annual	09/21/22	(a)	09/21/27	CAD	100	1,356	1	1,355
		3-Month Canada Bank
3.27%	Semi- Annual	Acceptance, 3.83%	Semi- Annual	09/21/22	(a)	09/21/27	CAD	70	915	1	914
		3-Month Canada Bank
3.30%	Semi- Annual	Acceptance, 3.83%	Semi- Annual	09/21/22	(a)	09/21/27	CAD	110	1,335	1	1,334

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

				Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency

1-Day SONIA, 1.69%	Annual	3.37%	Annual	09/21/22	(a)	09/21/27	GBP	50	$(17)	$1	$(18)
		3-Month Canada Bank
3.37%	Semi- Annual	Acceptance, 3.83%	Semi- Annual	09/21/22	(a)	09/21/27	CAD	90	877	1	876
		3-Month Canada Bank
3.38%	Semi- Annual	Acceptance, 3.83%	Semi- Annual	09/21/22	(a)	09/21/27	CAD	90	859	1	858
		3-Month Canada Bank
3.44%	Semi- Annual	Acceptance, 3.83%	Semi- Annual	09/21/22	(a)	09/21/27	CAD	70	506	1	505
3-Month KRW CDC, 2.92%	Quarterly	3.46%	Quarterly	09/21/22	(a)	09/21/27	KRW	72,750	(504)	1	(505)
		3-Month Canada Bank
3.56%	Semi- Annual	Acceptance, 3.83%	Semi- Annual	09/21/22	(a)	09/21/27	CAD	70	227	1	226
		3-Month Canada Bank
3.60%	Semi- Annual	Acceptance, 3.83%	Semi- Annual	09/21/22	(a)	09/21/27	CAD	100	161	1	160
3-Month KRW CDC, 2.92%	Quarterly	3.68%	Quarterly	09/21/22	(a)	09/21/27	KRW	66,240	47	1	46
6-Month BBSW, 3.01%	Semi- Annual	3.76%	Semi- Annual	09/21/22	(a)	09/21/27	AUD	35	(148)	—	(148)
3.76%	Annual	6-Month NIBOR, 3.29%	Semi- Annual	09/21/22	(a)	09/21/27	NOK	220	(22)	—	(22)
6-Month BBSW, 3.01%	Semi- Annual	3.80%	Semi- Annual	09/21/22	(a)	09/21/27	AUD	25	(80)	—	(80)
3.81%	Annual	6-Month NIBOR, 3.29%	Semi- Annual	09/21/22	(a)	09/21/27	NOK	550	(173)	1	(174)
6-Month BBSW, 3.01%	Semi- Annual	3.82%	Semi- Annual	09/21/22	(a)	09/21/27	AUD	35	(82)	—	(82)
6-Month BBSW, 3.01%	Semi- Annual	3.85%	Semi- Annual	09/21/22	(a)	09/21/27	AUD	45	(63)	—	(63)
		3-Month Canada Bank
3.93%	Semi- Annual	Acceptance, 3.83%	Semi- Annual	09/21/22	(a)	09/21/27	CAD	40	(393)	—	(393)
6-Month BBSW, 3.01%	Semi- Annual	3.93%	Semi- Annual	09/21/22	(a)	09/21/27	AUD	70	58	1	57
6-Month BBSW, 3.01%	Semi- Annual	3.98%	Semi- Annual	09/21/22	(a)	09/21/27	AUD	80	190	1	189
3-Month BBR, 0.00%	Quarterly	4.15%	Semi- Annual	09/21/22	(a)	09/21/27	NZD	60	(6)	—	(6)
6.44%	Annual	6-Month WIBOR, 7.31%	Semi- Annual	09/21/22	(a)	09/21/27	PLN	270	359	1	358
6.46%	Annual	6-Month WIBOR, 7.31%	Semi- Annual	09/21/22	(a)	09/21/27	PLN	220	259	1	258
6.53%	Annual	6-Month WIBOR, 7.31%	Semi- Annual	09/21/22	(a)	09/21/27	PLN	230	133	1	132
6.67%	Annual	6-Month WIBOR, 7.31%	Semi- Annual	09/21/22	(a)	09/21/27	PLN	210	(123)	—	(123)
6.94%	Annual	6-Month WIBOR, 7.31%	Semi- Annual	09/21/22	(a)	09/21/27	PLN	210	(609)	1	(610)
7.01%	Annual	6-Month WIBOR, 7.31%	Semi- Annual	09/21/22	(a)	09/21/27	PLN	220	(779)	1	(780)
3-Month JIBAR, 5.77%	Quarterly	8.32%	Quarterly	09/21/22	(a)	09/21/27	ZAR	940	391	1	390
3-Month JIBAR, 5.77%	Quarterly	8.34%	Quarterly	09/21/22	(a)	09/21/27	ZAR	720	330	1	329
3-Month JIBAR, 5.77%	Quarterly	8.39%	Quarterly	09/21/22	(a)	09/21/27	ZAR	710	415	1	414
3-Month JIBAR, 5.77%	Quarterly	8.43%	Quarterly	09/21/22	(a)	09/21/27	ZAR	990	662	1	661
3-Month JIBAR, 5.77%	Quarterly	8.46%	Quarterly	09/21/22	(a)	09/21/27	ZAR	510	384	1	383
3-Month JIBAR, 5.77%	Quarterly	8.50%	Quarterly	09/21/22	(a)	09/21/27	ZAR	680	577	1	576
3-Month JIBAR, 5.77%	Quarterly	8.60%	Quarterly	09/21/22	(a)	09/21/27	ZAR	810	887	1	886
2.96%	Annual	1-Day SOFR, 2.32%	Annual	12/21/22	(a)	12/21/27	USD	2,265	13,048	8,960	4,088
3-Month BBR, 0.00%	Quarterly	4.14%	Semi- Annual	03/15/23	(a)	03/15/28	NZD	60	(26)	1	(27)
5.20%	Annual	6-Month PRIBOR, 0.00%	Semi- Annual	03/15/23	(a)	03/15/28	CZK	1,120	(86)	1	(87)
5.23%	Annual	6-Month PRIBOR, 0.00%	Semi- Annual	03/15/23	(a)	03/15/28	CZK	920	(128)	—	(128)
6-Month EURIBOR, 1.20%	Semi- Annual	1.65%	Annual	09/08/22	(a)	09/08/32	EUR	160	(11,073)	(429)	(10,644)
6-Month EURIBOR, 1.20%	Semi- Annual	2.06%	Annual	09/08/22	(a)	09/08/32	EUR	3,195	(101,551)	(4,834)	(96,717)
2.06%	Annual	6-Month EURIBOR, 1.20%	Semi- Annual	09/08/22	(a)	09/08/32	EUR	1,120	35,656	14,983	20,673
1-Day SONIA, 1.69%	Annual	2.20%	Annual	09/08/22	(a)	09/08/32	GBP	2,133	(163,959)	(25,846)	(138,113)
1-Day SOFR, 2.32%	Annual	2.80%	Annual	09/08/22	(a)	09/08/32	USD	2,300	(34,680)	(16,133)	(18,547)
1-Day SOFR, 2.32%	Annual	2.83%	Annual	09/08/22	(a)	09/08/32	USD	1,170	(14,455)	24,985	(39,440)
1-Day SOFR, 2.32%	Annual	2.90%	Annual	12/21/22	(a)	12/21/32	USD	2,410	(13,233)	(1,617)	(11,616)
1.48%	Annual	6-Month EURIBOR, 1.20%	Semi- Annual	09/08/22	(a)	09/09/52	EUR	60	7,581	140	7,441
1.84%	Annual	6-Month EURIBOR, 1.20%	Semi- Annual	09/08/22	(a)	09/09/52	EUR	10	482	103	379
1.86%	Annual	6-Month EURIBOR, 1.20%	Semi- Annual	09/08/22	(a)	09/09/52	EUR	1,180	50,056	6,984	43,072
2.07%	Annual	6-Month EURIBOR, 1.20%	Semi- Annual	09/08/22	(a)	09/09/52	EUR	40	(184)	1,863	(2,047)
2.63%	Annual	1-Day SOFR, 2.32%	Annual	09/08/22	(a)	09/09/52	USD	490	9,112	(17,210)	26,322
2.73%	Annual	1-Day SOFR, 2.32%	Annual	12/21/22	(a)	12/23/52	USD	505	(2,035)	(6,418)	4,383

									$(10,542)	$48,504	$(59,046)

(a)	Forward Swap.

11

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Centrally Cleared Inflation Swaps

				Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency

2.07%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	02/15/32	EUR	130	$12,681	$3	$12,678
2.74%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	06/15/32	EUR	150	(932)	3	(935)

							$11,749	$6	$11,743

OTC Interest Rate Swaps

					Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty

3-Month KRW CDC, 2.92%	Quarterly	3.13%	Quarterly	Goldman Sachs International	09/21/22	(a)	09/21/27	KRW	74,200	$(1,358)	$—	$(1,358)

(a)	Forward Swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,595,713	$—	$1,595,713
Corporate Bonds	—	23,614,398	—	23,614,398
Foreign Agency Obligations	—	212,189	—	212,189
Municipal Bonds	—	314,903	—	314,903
Non-Agency Mortgage-Backed Securities	—	3,623,665	—	3,623,665
U.S. Government Sponsored Agency Securities	—	22,768,411	—	22,768,411
U.S. Treasury Obligations	—	13,388,733	—	13,388,733

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$10,427,029	$—	$—	$10,427,029
Liabilities
Investments
TBA Sale Commitments	—	(3,251,728)	—	(3,251,728)

	$10,427,029	$62,266,284	$—	$72,693,313

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$44,782	$—	$44,782
Interest Rate Contracts	89,825	979,854	—	1,069,679
Other Contracts	—	12,678	—	12,678
Liabilities
Credit Contracts	—	(24,155)	—	(24,155)
Foreign Currency Exchange Contracts	—	(29,352)	—	(29,352)
Interest Rate Contracts	(79,124)	(1,040,258)	—	(1,119,382)
Other Contracts	—	(935)	—	(935)

	$10,701	$(57,386)	$—	$(46,685)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation (continued)

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MXIBOR	Mexico Interbank Offered Rate

NIBOR	Norwegian Interbank Offered Rate

RB	Revenue Bond

REMIC	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SORA	Singapore Overnight Rate Average

STACR	Structured Agency Credit Risk

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

Portfolio Abbreviation

BAB	Build America Bond

BBR	Bank Bill Rate

BBSW	Bank Bill Swap Rate

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

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